PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 75.4%
Corporate Bonds 2.3%
Brazil 0.1%
JSM Global Sarl, Gtd. Notes, 144A	4.750%	10/20/30(d)		200	$32,500
Jamaica 0.2%
Digicel Ltd., Gtd. Notes (original cost $217,321; purchased 04/19/18)(f)	6.750	03/01/23		235	91,254
Malaysia 0.4%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		200	183,750
Mexico 0.4%
Petroleos Mexicanos,
Gtd. Notes	6.490	01/23/27		55	51,450
Gtd. Notes, MTN	6.875	08/04/26		105	102,175
					153,625
South Africa 0.9%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	195,925
Sasol Financing USA LLC, Gtd. Notes	5.875	03/27/24		200	197,190
					393,115
Supranational Bank 0.3%
European Investment Bank, Sr. Unsec’d. Notes, EMTN	3.000	05/24/24	PLN	600	131,283

Total Corporate Bonds (cost $1,366,463)					985,527
Foreign Treasury Obligation 0.3%
Brazil
Brazil Letras do Tesouro Nacional, Bills, Series LTN (cost $117,234)	6.144(s)	01/01/24	BRL	1	117,349

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 72.8%
Angola 0.5%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500%	11/12/25		200	$208,750
Argentina 0.1%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	1.000	07/09/29		24	8,100
Sr. Unsec’d. Notes	3.875(cc)	01/09/38		32	11,665

Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	5.250(cc)	09/01/37		101	39,706
					59,471
Brazil 3.0%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		141	137,854
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	2	366,166
Notes, Series NTNB	6.000	05/15/35	BRL	1	100,051
Notes, Series NTNF	10.000	01/01/25	BRL	1	116,080
Notes, Series NTNF	10.000	01/01/27	BRL	3	537,317
Notes, Series NTNF	10.000	01/01/31	BRL	—	33,789

Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	10,209
					1,301,466
Chile 1.4%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	115,000	138,764
Bonds, 144A	5.000	10/01/28	CLP	110,000	134,706
Bonds, Series 30YR	6.000	01/01/43	CLP	135,000	181,215
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	50,248
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000	113,340
					618,273
China 5.2%
China Government Bond,
Bonds, Series 1906	3.290	05/23/29	CNH	3,690	566,109
Bonds, Series 1910	3.860	07/22/49	CNH	680	110,366
Bonds, Series INBK	1.990	04/09/25	CNH	5,500	806,168
Bonds, Series INBK	2.850	06/04/27	CNH	1,250	186,372

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
China Government Bond, (cont’d.)
Bonds, Series INBK	3.270%	11/19/30	CNH	2,890	$443,884
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	770	124,232
					2,237,131
Colombia 4.4%
Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000	41,815
Bonds, Series B	6.000	04/28/28	COP	1,221,000	202,344
Bonds, Series B	6.250	07/09/36	COP	1,644,000	215,005
Bonds, Series B	7.000	03/26/31	COP	2,281,200	362,032
Bonds, Series B	7.000	06/30/32	COP	2,648,100	404,725
Bonds, Series B	7.250	10/18/34	COP	1,405,800	209,023
Bonds, Series B	7.250	10/26/50	COP	210,000	27,366
Bonds, Series B	7.750	09/18/30	COP	500,000	84,082
Bonds, Series B	9.250	05/28/42	COP	1,094,100	180,216
Bonds, Series G	7.000	03/26/31	COP	759,800	120,305
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	213,098	36,611
					1,883,524
Czech Republic 3.2%
Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	2,950	128,243
Bonds, Series 078	2.500	08/25/28	CZK	2,100	85,251
Bonds, Series 094	0.950	05/15/30	CZK	8,770	308,725
Bonds, Series 100	0.250	02/10/27	CZK	5,410	205,024
Bonds, Series 103	2.000	10/13/33	CZK	9,290	330,677
Bonds, Series 105	2.750	07/23/29	CZK	3,500	141,962
Bonds, Series 121	1.200	03/13/31	CZK	5,770	202,113
					1,401,995
Hungary 3.6%
Hungary Government Bond,
Bonds, Series 26/D	2.750	12/22/26	HUF	226,920	494,466
Bonds, Series 26/E	1.500	04/22/26	HUF	59,060	127,458
Bonds, Series 26/F	1.500	08/26/26	HUF	65,380	137,640
Bonds, Series 27/A	3.000	10/27/27	HUF	42,680	91,728
Bonds, Series 28/A	6.750	10/22/28	HUF	35,160	89,327
Bonds, Series 28/B	4.500	03/23/28	HUF	20,430	46,820
Bonds, Series 29/A	2.000	05/23/29	HUF	128,070	252,122

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary (cont’d.)
Hungary Government Bond, (cont’d.)
Bonds, Series 31/A	3.250%	10/22/31	HUF	33,070	$65,093
Bonds, Series 32/A	4.750	11/24/32	HUF	45,870	99,708
Bonds, Series 34/A	2.250	06/22/34	HUF	55,760	90,832
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	35,147
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	47,526
					1,577,867
Indonesia 11.0%
Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	6,596,000	468,628
Bonds, Series 059	7.000	05/15/27	IDR	2,362,000	161,288
Bonds, Series 064	6.125	05/15/28	IDR	8,837,000	580,683
Bonds, Series 068	8.375	03/15/34	IDR	8,238,000	610,934
Bonds, Series 070	8.375	03/15/24	IDR	1,410,000	96,352
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	272,403
Bonds, Series 072	8.250	05/15/36	IDR	3,843,000	284,977
Bonds, Series 073	8.750	05/15/31	IDR	6,870,000	515,594
Bonds, Series 075	7.500	05/15/38	IDR	3,754,000	262,527
Bonds, Series 078	8.250	05/15/29	IDR	6,284,000	453,695
Bonds, Series 079	8.375	04/15/39	IDR	1,850,000	139,404
Bonds, Series 081	6.500	06/15/25	IDR	993,000	66,651
Bonds, Series 082	7.000	09/15/30	IDR	8,415,000	572,040
Bonds, Series 087	6.500	02/15/31	IDR	2,956,000	194,800
Bonds, Series 092	7.125	06/15/42	IDR	1,354,000	91,787
					4,771,763
Malaysia 4.6%
Malaysia Government Bond,
Bonds, Series 0120	4.065	06/15/50	MYR	880	196,561
Bonds, Series 0222	4.696	10/15/42	MYR	755	188,586
Bonds, Series 0419	3.828	07/05/34	MYR	810	186,337
Bonds, Series 0519	3.757	05/22/40	MYR	910	201,876
Bonds, Series 115	3.955	09/15/25	MYR	680	161,274
Bonds, Series 118	3.882	03/14/25	MYR	567	134,109
Bonds, Series 219	3.885	08/15/29	MYR	2,015	475,036
Bonds, Series 317	4.762	04/07/37	MYR	842	210,536
Bonds, Series 411	4.232	06/30/31	MYR	280	67,328
Bonds, Series 413	3.844	04/15/33	MYR	390	90,569

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Malaysia (cont’d.)

Malaysia Government Investment Issue, Bonds, Series 0121	3.447%	07/15/36	MYR	430	$94,226
					2,006,438
Mexico 4.1%
Mexican Bonos,
Bonds, Series M	7.750	05/29/31	MXN	91	456,505
Bonds, Series M	8.000	11/07/47	MXN	68	332,966
Bonds, Series M30	10.000	11/20/36	MXN	17	100,825
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	76	364,500
Sr. Unsec’d. Notes, Series M30	8.500	11/18/38	MXN	73	379,277

Mexican Udibonos, Bonds, Series S	2.750	11/27/31	MXN	4	155,254
					1,789,327
Peru 1.6%
Peru Government Bond,
Bonds	6.900	08/12/37	PEN	260	60,196
Bonds	6.950	08/12/31	PEN	190	46,313
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	540	103,455
Sr. Unsec’d. Notes	5.400	08/12/34	PEN	1,080	223,836
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	393	89,319
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	55,511
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	7	1,616
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	478	116,513
					696,759
Philippines 0.2%
Philippine Government Bond, Bonds, Series 1060	3.625	09/09/25	PHP	5,600	97,132
Poland 6.5%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,480	293,185
Bonds, Series 0432	1.750	04/25/32	PLN	710	115,735
Bonds, Series 0725	3.250	07/25/25	PLN	4,301	928,900
Bonds, Series 0726	2.500	07/25/26	PLN	3,925	807,109
Bonds, Series 1026	0.250	10/25/26	PLN	280	52,487
Bonds, Series 1029	2.750	10/25/29	PLN	2,420	462,804

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Poland (cont’d.)
Republic of Poland Government Bond, (cont’d.)
Bonds, Series 1030	1.250%	10/25/30	PLN	750	$123,952

Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.500	11/16/27		25	25,805
					2,809,977
Romania 1.9%
Romania Government Bond,
Bonds, Series 05YR	4.250	04/28/36	RON	870	139,758
Bonds, Series 07YR	3.250	04/29/24	RON	750	158,574
Bonds, Series 07YR	4.850	04/22/26	RON	980	201,233
Bonds, Series 10YR	5.850	04/26/23	RON	460	101,413
Bonds, Series 10YR	6.700	02/25/32	RON	650	136,841
Bonds, Series 15YR	3.650	09/24/31	RON	590	100,165
					837,984
Serbia 0.5%
Serbia International Bond, Sr. Unsec’d. Notes	3.125	05/15/27	EUR	100	96,913
Serbia Treasury Bonds,
Bonds, Series 07YR	4.500	01/11/26	RSD	9,460	83,693
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	47,917
					228,523
South Africa 13.4%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	17,645	928,630
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	8,470	427,752
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	13,864	687,574
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	17,928	835,594
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	6,530	309,320
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	9,460	428,666
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	2,955	134,118
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	20,149	1,247,109
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	3,850	149,148
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	10,845	517,944
Sr. Unsec’d. Notes, Series R214	6.500	02/28/41	ZAR	4,565	166,635
					5,832,490

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Thailand 7.3%
Thailand Government Bond,
Bonds	1.600%	12/17/29	THB	3,885	$112,690
Bonds	2.000	06/17/42	THB	2,080	52,969
Bonds	2.875	12/17/28	THB	12,015	377,971
Bonds	2.875	06/17/46	THB	3,065	87,337
Bonds	3.300	06/17/38	THB	8,815	277,388
Bonds	3.400	06/17/36	THB	9,585	308,514
Sr. Unsec’d. Notes	1.585	12/17/35	THB	3,120	82,673
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	71,978
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	24,157
Sr. Unsec’d. Notes	2.000	12/17/31	THB	24,635	719,936
Sr. Unsec’d. Notes	2.125	12/17/26	THB	8,340	254,309
Sr. Unsec’d. Notes	3.350	06/17/33	THB	6,230	202,355
Sr. Unsec’d. Notes	3.650	06/20/31	THB	2,559	84,257
Sr. Unsec’d. Notes	3.775	06/25/32	THB	15,085	505,109
					3,161,643
Ukraine 0.2%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	150	30,658
Sr. Unsec’d. Notes	7.750	09/01/26(d)		222	47,702
					78,360
Uruguay 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	45,144

Total Sovereign Bonds (cost $35,088,172)					31,644,017

Total Long-Term Investments (cost $36,571,869)					32,746,893

Principal Amount (000)#
Short-Term Investments 34.2%
U.S. Treasury Obligation(n) 4.8%
U.S. Treasury Bills (cost $2,080,615)	3.974%	09/07/23	2,130	2,070,698

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Fund 29.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $12,768,503)	12,768,503	$12,768,503
Options Purchased*~ 0.0%
(cost $32,765)		12,813

Total Short-Term Investments (cost $14,881,883)		14,852,014

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 109.6% (cost $51,453,752)		47,598,907
Options Written*~ (0.2)%
(premiums received $55,240)		(69,070)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 109.4% (cost $51,398,512)		47,529,837
Liabilities in excess of other assets(z) (9.4)%		(4,101,210)

Net Assets 100.0%		$43,428,627

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RSD—Serbian Dinar
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
TELBOR—Tel Aviv Interbank Offered Rate
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $217,321. The aggregate value of $91,254 is 0.2% of net assets.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs USD	Call	JPM	02/09/23	0.75		—	AUD	663	$26
Currency Option EUR vs HUF	Call	MSI	02/09/23	500.00		—	EUR	317	—
Currency Option USD vs BRL	Call	JPM	02/07/23	6.25		—		156	—
Currency Option USD vs BRL	Call	JPM	02/07/23	6.60		—		156	—
Currency Option USD vs CLP	Call	JPM	02/07/23	1,100.00		—		156	—
Currency Option USD vs COP	Call	MSI	02/07/23	6,200.00		—		311	—
Currency Option USD vs MXN	Call	MSI	02/07/23	21.30		—		317	1
Currency Option USD vs MXN	Call	MSI	02/07/23	22.00		—		311	—
Currency Option USD vs MXN	Call	MSI	02/07/23	22.00		—		311	—
Currency Option USD vs MXN	Call	MSI	02/16/23	22.50		—		311	3
Currency Option USD vs MXN	Call	MSI	06/02/23	20.25		—		974	10,459
Currency Option USD vs ZAR	Call	MSI	02/07/23	20.00		—		311	2
Currency Option USD vs ZAR	Call	MSI	02/08/23	20.00		—		311	5
Currency Option USD vs ZAR	Call	MSI	02/08/23	20.30		—		159	1
Currency Option USD vs ZAR	Call	MSI	02/08/23	20.30		—		150	1
Currency Option USD vs ZAR	Call	JPM	02/24/23	23.00		—		800	7
Currency Option USD vs ZAR	Call	JPM	04/21/23	24.00		—		1,190	267
Currency Option EUR vs HUF	Put	BOA	02/09/23	368.00		—	EUR	207	7
Currency Option USD vs BRL	Put	JPM	02/15/23	4.30		—		319	—
Currency Option USD vs CLP	Put	CITI	02/07/23	700.00		—		317	—
Currency Option USD vs CNH	Put	MSI	02/21/23	6.50		—		272	31
Currency Option USD vs JPY	Put	JPM	04/13/23	121.00		—		319	1,937

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	MSI	06/02/23	16.00		—		974	$65
Currency Option USD vs ZAR	Put	JPM	02/16/23	15.00		—		324	1
Total Options Purchased (cost $32,765)								$12,813
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs USD	Call	JPM	02/09/23	0.71	—	AUD	663	$(3,129)
Currency Option USD vs BRL	Call	JPM	02/07/23	5.50	—		156	(10)
Currency Option USD vs CLP	Call	JPM	02/07/23	890.00	—		156	(8)
Currency Option USD vs COP	Call	MSI	02/07/23	5,150.00	—		311	(31)
Currency Option USD vs MXN	Call	MSI	02/07/23	19.30	—		317	(256)
Currency Option USD vs MXN	Call	MSI	02/07/23	19.50	—		311	(110)
Currency Option USD vs MXN	Call	MSI	02/16/23	19.20	—		311	(1,140)
Currency Option USD vs ZAR	Call	MSI	02/08/23	17.40	—		159	(1,737)
Currency Option USD vs ZAR	Call	MSI	02/08/23	17.40	—		311	(3,397)
Currency Option USD vs ZAR	Call	MSI	02/08/23	17.40	—		150	(1,639)
Currency Option EUR vs HUF	Put	BOA	02/09/23	388.00	—	EUR	207	(592)
Currency Option USD vs BRL	Put	JPM	02/15/23	5.00	—		319	(2,140)
Currency Option USD vs CLP	Put	CITI	02/07/23	800.00	—		317	(4,033)
Currency Option USD vs CNH	Put	MSI	02/21/23	6.93	—		272	(7,410)
Currency Option USD vs MXN	Put	MSI	03/02/23	19.75	—		974	(43,438)
Total Options Written (premiums received $55,240)								$(69,070)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
3	2 Year U.S. Treasury Notes	Mar. 2023	$616,945	$(2,502)
4	5 Year U.S. Treasury Notes	Mar. 2023	436,969	(4,817)
				$(7,319)
Forward foreign currency exchange contracts outstanding at January 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	JPM	AUD	431	$301,194	$305,116	$3,922	$—
Expiring 04/19/23	MSI	AUD	115	80,000	81,255	1,255	—
Brazilian Real,
Expiring 02/02/23	BNP	BRL	194	35,461	38,128	2,667	—
Expiring 02/02/23	CITI	BRL	9,403	1,742,331	1,851,444	109,113	—
Expiring 02/02/23	CITI	BRL	1,364	256,193	268,570	12,377	—
Expiring 02/02/23	CITI	BRL	872	169,000	171,717	2,717	—
Expiring 02/02/23	CITI	BRL	312	60,000	61,424	1,424	—
Expiring 02/02/23	CITI	BRL	138	25,407	27,117	1,710	—
Expiring 02/02/23	MSI	BRL	527	99,201	103,716	4,515	—
Expiring 02/02/23	MSI	BRL	336	61,840	66,185	4,345	—
Expiring 02/02/23	MSI	BRL	309	58,232	60,814	2,582	—
Expiring 03/02/23	CITI	BRL	12,478	2,443,397	2,445,816	2,419	—
Expiring 03/02/23	CITI	BRL	4,584	895,536	898,467	2,931	—
Canadian Dollar,
Expiring 04/19/23	BOA	CAD	301	224,359	226,073	1,714	—
Chilean Peso,
Expiring 03/15/23	MSI	CLP	67,498	75,000	84,217	9,217	—
Chinese Renminbi,
Expiring 02/23/23	BOA	CNH	3,809	536,000	564,660	28,660	—
Expiring 02/23/23	CITI	CNH	358	53,096	53,114	18	—
Expiring 02/23/23	HSBC	CNH	2,666	395,000	395,248	248	—
Expiring 02/23/23	HSBC	CNH	2,334	334,000	346,065	12,065	—
Expiring 02/23/23	JPM	CNH	1,155	164,225	171,302	7,077	—
Expiring 02/23/23	SCB	CNH	3,031	449,000	449,282	282	—
Expiring 02/23/23	TD	CNH	108	15,534	16,004	470	—
Colombian Peso,
Expiring 03/15/23	BARC	COP	761,766	153,000	161,744	8,744	—
Expiring 03/15/23	BARC	COP	636,790	126,000	135,208	9,208	—
Expiring 03/15/23	BARC	COP	402,490	83,000	85,460	2,460	—
Expiring 03/15/23	BNP	COP	1,114,544	228,814	236,649	7,835	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 03/15/23	BNP	COP	666,447	$135,968	$141,505	$5,537	$—
Expiring 03/15/23	BNP	COP	121,359	24,418	25,768	1,350	—
Expiring 03/15/23	CITI	COP	3,507,971	749,695	744,840	—	(4,855)
Expiring 03/15/23	CITI	COP	780,504	170,000	165,723	—	(4,277)
Expiring 03/15/23	CITI	COP	728,157	156,000	154,608	—	(1,392)
Expiring 03/15/23	CITI	COP	650,000	141,325	138,013	—	(3,312)
Expiring 03/15/23	CITI	COP	88,279	17,625	18,744	1,119	—
Expiring 03/15/23	MSI	COP	229,100	45,929	48,644	2,715	—
Expiring 03/15/23	MSI	COP	153,463	31,255	32,584	1,329	—
Expiring 03/15/23	UAG	COP	378,884	80,000	80,448	448	—
Czech Koruna,
Expiring 04/19/23	HSBC	CZK	18,055	808,632	821,828	13,196	—
Expiring 04/19/23	HSBC	CZK	8,788	399,307	400,021	714	—
Expiring 04/19/23	MSI	CZK	7,815	352,000	355,728	3,728	—
Egyptian Pound,
Expiring 02/28/23	CITI	EGP	2,108	68,555	68,154	—	(401)
Expiring 02/28/23	CITI	EGP	1,222	48,000	39,505	—	(8,495)
Expiring 02/28/23	MSI	EGP	3,050	119,335	98,600	—	(20,735)
Expiring 02/28/23	MSI	EGP	1,549	61,035	50,085	—	(10,950)
Expiring 01/10/24	CITI	EGP	1,981	61,346	57,623	—	(3,723)
Expiring 01/10/24	CITI	EGP	703	20,562	20,438	—	(124)
Euro,
Expiring 04/19/23	MSI	EUR	191	209,272	208,656	—	(616)
Hungarian Forint,
Expiring 04/19/23	BARC	HUF	14,374	37,899	38,981	1,082	—
Expiring 04/19/23	BOA	HUF	43,471	116,101	117,889	1,788	—
Expiring 04/19/23	HSBC	HUF	133,447	349,617	361,898	12,281	—
Expiring 04/19/23	JPM	HUF	181,155	490,643	491,278	635	—
Expiring 04/19/23	JPM	HUF	53,453	141,942	144,961	3,019	—
Expiring 04/19/23	TD	HUF	80,180	213,759	217,441	3,682	—
Indian Rupee,
Expiring 03/15/23	HSBC	INR	6,713	82,000	81,830	—	(170)
Expiring 03/15/23	JPM	INR	25,897	313,000	315,701	2,701	—
Indonesian Rupiah,
Expiring 03/15/23	CITI	IDR	21,394,601	1,423,460	1,425,265	1,805	—
Expiring 03/15/23	CITI	IDR	1,202,040	80,000	80,077	77	—
Expiring 03/15/23	HSBC	IDR	5,096,685	330,000	339,531	9,531	—
Expiring 03/15/23	JPM	IDR	4,605,706	293,338	306,822	13,484	—
Expiring 03/15/23	JPM	IDR	1,892,344	120,187	126,064	5,877	—
Expiring 03/15/23	JPM	IDR	1,212,636	78,000	80,783	2,783	—
Expiring 03/15/23	MSI	IDR	1,322,797	85,397	88,122	2,725	—
Expiring 03/15/23	MSI	IDR	1,218,575	79,000	81,179	2,179	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/15/23	SCB	IDR	6,319,828	$406,000	$421,014	$15,014	$—
Israeli Shekel,
Expiring 03/15/23	BARC	ILS	892	265,000	258,731	—	(6,269)
Expiring 03/15/23	BARC	ILS	269	80,000	78,021	—	(1,979)
Expiring 03/15/23	CITI	ILS	1,191	350,000	345,452	—	(4,548)
Expiring 03/15/23	CITI	ILS	1,167	347,000	338,679	—	(8,321)
Expiring 03/15/23	CITI	ILS	543	155,000	157,524	2,524	—
Expiring 03/15/23	HSBC	ILS	1,407	407,611	408,144	533	—
Expiring 03/15/23	JPM	ILS	542	155,000	157,380	2,380	—
Japanese Yen,
Expiring 04/19/23	GSI	JPY	9,630	76,032	74,793	—	(1,239)
Malaysian Ringgit,
Expiring 03/15/23	BARC	MYR	7,447	1,702,728	1,753,239	50,511	—
Expiring 03/15/23	BARC	MYR	2,513	591,820	591,750	—	(70)
Expiring 03/15/23	MSI	MYR	423	100,000	99,541	—	(459)
Expiring 03/15/23	MSI	MYR	414	95,004	97,408	2,404	—
Mexican Peso,
Expiring 03/15/23	BARC	MXN	1,543	81,000	81,311	311	—
Expiring 03/15/23	BOA	MXN	1,512	75,000	79,651	4,651	—
Expiring 03/15/23	CITI	MXN	16,226	855,582	854,975	—	(607)
Expiring 03/15/23	CITI	MXN	6,366	336,000	335,442	—	(558)
Expiring 03/15/23	CITI	MXN	5,344	273,870	281,608	7,738	—
Expiring 03/15/23	CITI	MXN	4,117	218,000	216,926	—	(1,074)
Expiring 03/15/23	DB	MXN	1,519	80,000	80,059	59	—
Expiring 03/15/23	GSI	MXN	4,003	204,000	210,902	6,902	—
Expiring 03/15/23	HSBC	MXN	23,785	1,255,907	1,253,287	—	(2,620)
Expiring 03/15/23	HSBC	MXN	1,578	82,000	83,124	1,124	—
Expiring 03/15/23	HSBC	MXN	1,225	62,070	64,549	2,479	—
Expiring 03/15/23	JPM	MXN	14,251	708,293	750,910	42,617	—
Expiring 03/15/23	JPM	MXN	7,519	384,000	396,209	12,209	—
Expiring 03/15/23	JPM	MXN	6,162	323,000	324,682	1,682	—
Expiring 03/15/23	JPM	MXN	1,510	75,000	79,579	4,579	—
Expiring 03/15/23	JPM	MXN	1,500	75,000	79,031	4,031	—
Expiring 03/15/23	MSI	MXN	1,557	82,000	82,046	46	—
Expiring 03/15/23	MSI	MXN	979	51,932	51,587	—	(345)
Expiring 03/15/23	MSI	MXN	977	48,745	51,477	2,732	—
New Taiwanese Dollar,
Expiring 03/15/23	BOA	TWD	13,815	463,000	462,703	—	(297)
Expiring 03/15/23	GSI	TWD	12,680	424,630	424,670	40	—
Expiring 03/15/23	JPM	TWD	8,266	271,000	276,835	5,835	—
Expiring 03/15/23	MSI	TWD	9,841	323,000	329,581	6,581	—
Expiring 03/15/23	MSI	TWD	7,294	242,000	244,301	2,301	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 04/19/23	BARC	NZD	128	$83,000	$82,792	$—	$(208)
Peruvian Nuevo Sol,
Expiring 03/15/23	MSI	PEN	613	158,704	158,817	113	—
Philippine Peso,
Expiring 03/15/23	CITI	PHP	26,532	477,000	484,475	7,475	—
Expiring 03/15/23	JPM	PHP	18,021	321,000	329,061	8,061	—
Expiring 03/15/23	SCB	PHP	21,593	388,000	394,293	6,293	—
Expiring 03/15/23	SCB	PHP	18,141	324,000	331,261	7,261	—
Polish Zloty,
Expiring 04/19/23	CITI	PLN	1,793	408,545	411,454	2,909	—
Romanian Leu,
Expiring 04/19/23	CITI	RON	355	77,950	78,001	51	—
Expiring 04/19/23	HSBC	RON	1,617	355,459	355,806	347	—
Expiring 04/19/23	JPM	RON	1,027	222,588	225,886	3,298	—
Serbian Dinar,
Expiring 03/15/23	CITI	RSD	3,307	30,610	30,633	23	—
Singapore Dollar,
Expiring 03/15/23	MSI	SGD	583	431,620	444,348	12,728	—
South African Rand,
Expiring 03/15/23	CITI	ZAR	2,101	120,157	120,310	153	—
Expiring 03/15/23	CITI	ZAR	1,833	106,229	104,940	—	(1,289)
Expiring 03/15/23	GSI	ZAR	1,396	81,000	79,911	—	(1,089)
Expiring 03/15/23	HSBC	ZAR	7,209	412,159	412,719	560	—
Expiring 03/15/23	HSBC	ZAR	2,685	154,000	153,753	—	(247)
Expiring 03/15/23	HSBC	ZAR	1,329	77,649	76,065	—	(1,584)
Expiring 03/15/23	HSBC	ZAR	816	47,562	46,726	—	(836)
Expiring 03/15/23	UAG	ZAR	1,381	80,000	79,091	—	(909)
Expiring 03/15/23	UAG	ZAR	931	54,423	53,306	—	(1,117)
South Korean Won,
Expiring 03/15/23	BOA	KRW	99,940	76,000	81,159	5,159	—
Expiring 03/15/23	CITI	KRW	98,998	78,000	80,393	2,393	—
Expiring 03/15/23	HSBC	KRW	98,528	75,000	80,012	5,012	—
Expiring 03/15/23	JPM	KRW	118,855	91,428	96,519	5,091	—
Expiring 03/15/23	JPM	KRW	97,643	74,000	79,293	5,293	—
Expiring 03/15/23	UAG	KRW	431,819	329,000	350,669	21,669	—
Thai Baht,
Expiring 03/15/23	CITI	THB	9,285	268,000	282,521	14,521	—
Expiring 03/15/23	CITI	THB	1,104	31,240	33,589	2,349	—
Expiring 03/15/23	HSBC	THB	13,034	379,000	396,605	17,605	—
Expiring 03/15/23	HSBC	THB	11,635	357,000	354,030	—	(2,970)
Expiring 03/15/23	HSBC	THB	11,465	330,000	348,869	18,869	—
Expiring 03/15/23	HSBC	THB	10,503	312,000	319,610	7,610	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/15/23	HSBC	THB	9,271	$268,000	$282,121	$14,121	$—
Expiring 03/15/23	HSBC	THB	655	18,396	19,940	1,544	—
Expiring 03/15/23	SCB	THB	2,578	75,495	78,445	2,950	—
Expiring 03/15/23	UAG	THB	6,432	196,157	195,732	—	(425)
Turkish Lira,
Expiring 03/15/23	BARC	TRY	2,839	146,096	147,551	1,455	—
Expiring 03/15/23	JPM	TRY	2,487	127,908	129,284	1,376	—
Expiring 03/15/23	UAG	TRY	1,769	92,101	91,946	—	(155)
				$36,462,122	$37,053,189	689,332	(98,265)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	BNP	AUD	234	$166,000	$165,439	$561	$—
Expiring 04/19/23	BNP	AUD	98	70,000	69,633	367	—
Expiring 04/19/23	CITI	AUD	114	80,000	80,570	—	(570)
Expiring 04/19/23	HSBC	AUD	173	122,446	122,665	—	(219)
Expiring 04/19/23	JPM	AUD	116	81,307	82,124	—	(817)
Expiring 04/19/23	JPM	AUD	100	71,004	70,797	207	—
Expiring 04/19/23	MSI	AUD	115	81,074	81,416	—	(342)
Brazilian Real,
Expiring 02/02/23	BARC	BRL	113	21,111	22,160	—	(1,049)
Expiring 02/02/23	CITI	BRL	12,478	2,455,345	2,457,010	—	(1,665)
Expiring 02/02/23	TD	BRL	863	163,000	169,944	—	(6,944)
Canadian Dollar,
Expiring 04/19/23	CITI	CAD	80	60,000	60,219	—	(219)
Expiring 04/19/23	GSI	CAD	110	82,000	82,515	—	(515)
Expiring 04/19/23	JPM	CAD	109	81,000	81,668	—	(668)
Chilean Peso,
Expiring 03/15/23	BARC	CLP	92,941	106,929	115,964	—	(9,035)
Expiring 03/15/23	CITI	CLP	144,700	175,000	180,543	—	(5,543)
Expiring 03/15/23	JPM	CLP	104,278	127,189	130,109	—	(2,920)
Expiring 03/15/23	MSI	CLP	143,448	163,000	178,981	—	(15,981)
Expiring 03/15/23	MSI	CLP	74,883	92,977	93,433	—	(456)
Expiring 03/15/23	MSI	CLP	66,167	75,000	82,557	—	(7,557)
Expiring 03/15/23	UAG	CLP	150,138	180,000	187,328	—	(7,328)
Chinese Renminbi,
Expiring 02/23/23	BARC	CNH	109	15,707	16,189	—	(482)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/23/23	BOA	CNH	1,865	$272,000	$276,538	$—	$(4,538)
Expiring 02/23/23	CITI	CNH	11,448	1,640,469	1,697,166	—	(56,697)
Expiring 02/23/23	GSI	CNH	2,170	316,000	321,712	—	(5,712)
Expiring 02/23/23	JPM	CNH	626	89,000	92,789	—	(3,789)
Expiring 02/23/23	MSI	CNH	999	141,000	148,049	—	(7,049)
Colombian Peso,
Expiring 03/15/23	BARC	COP	74,211	15,162	15,757	—	(595)
Expiring 03/15/23	BNP	COP	513,408	103,088	109,011	—	(5,923)
Expiring 03/15/23	BNP	COP	279,432	56,912	59,331	—	(2,419)
Expiring 03/15/23	HSBC	COP	466,280	93,569	99,005	—	(5,436)
Expiring 03/15/23	MSI	COP	848,553	172,000	180,172	—	(8,172)
Expiring 03/15/23	UAG	COP	835,660	167,000	177,434	—	(10,434)
Euro,
Expiring 04/19/23	GSI	EUR	112	122,532	122,354	178	—
Expiring 04/19/23	HSBC	EUR	173	188,768	188,986	—	(218)
Expiring 04/19/23	JPM	EUR	97	105,634	105,967	—	(333)
Expiring 04/19/23	JPM	EUR	75	81,872	81,933	—	(61)
Expiring 04/19/23	MSI	EUR	279	303,905	304,315	—	(410)
Expiring 04/19/23	SCB	EUR	262	284,978	286,359	—	(1,381)
Hungarian Forint,
Expiring 04/19/23	UAG	HUF	13,918	36,944	37,745	—	(801)
Indian Rupee,
Expiring 03/15/23	CITI	INR	4,281	51,440	52,185	—	(745)
Expiring 03/15/23	GSI	INR	11,273	138,000	137,419	581	—
Expiring 03/15/23	JPM	INR	23,657	286,000	288,391	—	(2,391)
Expiring 03/15/23	MSI	INR	2,147	26,174	26,168	6	—
Indonesian Rupiah,
Expiring 03/15/23	BARC	IDR	389,223	24,885	25,929	—	(1,044)
Expiring 03/15/23	BOA	IDR	843,928	56,700	56,221	479	—
Expiring 03/15/23	CITI	IDR	361,949	24,300	24,112	188	—
Expiring 03/15/23	HSBC	IDR	3,300,000	213,911	219,840	—	(5,929)
Expiring 03/15/23	HSBC	IDR	1,402,759	89,788	93,449	—	(3,661)
Expiring 03/15/23	JPM	IDR	5,781,393	387,000	385,145	1,855	—
Israeli Shekel,
Expiring 03/15/23	CITI	ILS	230	67,227	66,660	567	—
Japanese Yen,
Expiring 04/19/23	BOA	JPY	10,132	80,000	78,690	1,310	—
Expiring 04/19/23	HSBC	JPY	11,332	88,064	88,016	48	—
Expiring 04/19/23	JPM	JPY	9,497	75,000	73,758	1,242	—
Expiring 04/19/23	MSI	JPY	10,459	81,000	81,235	—	(235)
Malaysian Ringgit,
Expiring 03/15/23	BARC	MYR	98	22,197	23,071	—	(874)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit (cont’d.),
Expiring 03/15/23	MSI	MYR	571	$135,000	$134,507	$493	$—
Expiring 03/15/23	MSI	MYR	534	125,000	125,780	—	(780)
Mexican Peso,
Expiring 03/15/23	BARC	MXN	325	16,146	17,128	—	(982)
Expiring 03/15/23	CITI	MXN	1,220	61,018	64,292	—	(3,274)
Expiring 03/15/23	GSI	MXN	2,542	129,000	133,934	—	(4,934)
Expiring 03/15/23	HSBC	MXN	1,577	83,000	83,072	—	(72)
Expiring 03/15/23	SCB	MXN	8,585	452,826	452,383	443	—
New Taiwanese Dollar,
Expiring 03/15/23	BARC	TWD	1,312	42,849	43,950	—	(1,101)
Expiring 03/15/23	GSI	TWD	12,211	396,000	408,971	—	(12,971)
Expiring 03/15/23	GSI	TWD	476	15,487	15,926	—	(439)
Expiring 03/15/23	JPM	TWD	39,863	1,324,120	1,335,067	—	(10,947)
Expiring 03/15/23	MSI	TWD	1,430	46,851	47,905	—	(1,054)
Expiring 03/15/23	MSI	TWD	1,070	35,361	35,851	—	(490)
New Zealand Dollar,
Expiring 04/19/23	JPM	NZD	128	83,000	82,916	84	—
Peruvian Nuevo Sol,
Expiring 03/15/23	CITI	PEN	1,347	348,000	349,041	—	(1,041)
Philippine Peso,
Expiring 03/15/23	BOA	PHP	15,085	276,000	275,457	543	—
Expiring 03/15/23	JPM	PHP	17,420	311,000	318,089	—	(7,089)
Expiring 03/15/23	MSI	PHP	72,436	1,276,863	1,322,684	—	(45,821)
Expiring 03/15/23	MSI	PHP	24,000	438,276	438,238	38	—
Expiring 03/15/23	MSI	PHP	13,993	255,346	255,510	—	(164)
Expiring 03/15/23	MSI	PHP	6,970	127,654	127,272	382	—
Expiring 03/15/23	MSI	PHP	1,751	31,350	31,966	—	(616)
Expiring 03/15/23	SCB	PHP	23,348	426,000	426,332	—	(332)
Expiring 03/15/23	SCB	PHP	14,652	258,000	267,553	—	(9,553)
Polish Zloty,
Expiring 04/19/23	BARC	PLN	808	180,230	185,408	—	(5,178)
Expiring 04/19/23	BARC	PLN	397	88,770	91,181	—	(2,411)
Expiring 04/19/23	BARC	PLN	172	39,245	39,478	—	(233)
Expiring 04/19/23	BNP	PLN	1,779	408,761	408,341	420	—
Expiring 04/19/23	BOA	PLN	562	128,873	128,945	—	(72)
Expiring 04/19/23	CITI	PLN	867	197,000	198,907	—	(1,907)
Expiring 04/19/23	JPM	PLN	327	74,328	75,109	—	(781)
Expiring 04/19/23	JPM	PLN	187	42,507	42,993	—	(486)
Expiring 04/19/23	MSI	PLN	5,000	1,136,805	1,147,534	—	(10,729)
Expiring 04/19/23	MSI	PLN	1,434	328,000	329,063	—	(1,063)
Serbian Dinar,
Expiring 03/15/23	CITI	RSD	4,845	43,847	44,879	—	(1,032)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 03/15/23	HSBC	SGD	453	$337,000	$345,490	$—	$(8,490)
Expiring 03/15/23	JPM	SGD	145	110,000	110,795	—	(795)
South African Rand,
Expiring 03/15/23	BARC	ZAR	2,517	147,473	144,083	3,390	—
Expiring 03/15/23	BARC	ZAR	1,020	58,983	58,376	607	—
Expiring 03/15/23	BARC	ZAR	891	50,957	51,005	—	(48)
Expiring 03/15/23	BARC	ZAR	546	30,600	31,263	—	(663)
Expiring 03/15/23	BOA	ZAR	4,044	239,000	231,522	7,478	—
Expiring 03/15/23	JPM	ZAR	4,029	239,787	230,658	9,129	—
Expiring 03/15/23	JPM	ZAR	2,890	170,000	165,481	4,519	—
Expiring 03/15/23	JPM	ZAR	2,210	127,803	126,520	1,283	—
Expiring 03/15/23	MSI	ZAR	1,694	95,994	96,968	—	(974)
Expiring 03/15/23	MSI	ZAR	1,398	80,000	80,031	—	(31)
South Korean Won,
Expiring 03/15/23	BARC	KRW	96,053	75,000	78,002	—	(3,002)
Expiring 03/15/23	CITI	KRW	97,838	75,000	79,451	—	(4,451)
Expiring 03/15/23	GSI	KRW	288,345	235,000	234,157	843	—
Expiring 03/15/23	JPM	KRW	114,215	89,000	92,751	—	(3,751)
Expiring 03/15/23	JPM	KRW	100,207	81,000	81,375	—	(375)
Expiring 03/15/23	MSI	KRW	102,306	83,000	83,080	—	(80)
Expiring 03/15/23	MSI	KRW	98,434	79,000	79,936	—	(936)
Expiring 03/15/23	SCB	KRW	97,335	75,000	79,043	—	(4,043)
Thai Baht,
Expiring 03/15/23	BARC	THB	594	17,159	18,060	—	(901)
Expiring 03/15/23	CITI	THB	5,878	170,000	178,866	—	(8,866)
Expiring 03/15/23	GSI	THB	12,627	360,265	384,235	—	(23,970)
Expiring 03/15/23	GSI	THB	8,898	248,000	270,772	—	(22,772)
Expiring 03/15/23	GSI	THB	3,965	113,542	120,665	—	(7,123)
Expiring 03/15/23	HSBC	THB	2,681	82,000	81,572	428	—
Expiring 03/15/23	HSBC	THB	2,653	81,000	80,735	265	—
Expiring 03/15/23	SCB	THB	7,662	214,000	233,142	—	(19,142)
				$23,500,684	$23,889,872	37,934	(427,122)
						$727,266	$(525,387)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
03/15/23	Buy	ZAR	1,390	EUR	74	$—	$(1,112)	MSI
04/19/23	Buy	EUR	151	JPY	20,870	2,868	—	BARC
04/19/23	Buy	EUR	256	PLN	1,219	—	(504)	CITI
04/19/23	Buy	HUF	41,356	EUR	102	726	—	JPM
04/19/23	Buy	PLN	782	EUR	164	—	(16)	MSI
04/19/23	Buy	PLN	815	EUR	171	—	(209)	BOA
						$3,594	$(1,841)
Credit default swap agreements outstanding at January 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.EM.38.V1	12/20/27	1.000%(Q)	904	2.216%	$(53,661)	$(45,084)	$8,577
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	1,374	01/02/24	4.590%(T)	1 Day BROIS(2)(T)/ 0.051%	$—	$(42,891)	$(42,891)
BRL	1,478	01/02/25	5.840%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(48,524)	(48,524)
BRL	2,354	01/02/25	7.950%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(60,806)	(60,806)
BRL	2,677	01/02/25	11.675%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(12,674)	(12,674)
BRL	3,151	01/02/25	11.840%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(15,147)	(15,147)
BRL	2,674	01/02/25	11.880%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(12,841)	(12,841)
BRL	3,354	01/02/25	12.050%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(15,382)	(15,382)
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(35,603)	(35,603)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(53,657)	(53,657)
BRL	744	01/04/27	9.300%(T)	1 Day BROIS(1)(T)/ 0.051%	—	23,219	23,219
BRL	413	01/04/27	11.680%(T)	1 Day BROIS(2)(T)/ 0.051%	364	(4,213)	(4,577)
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(13,030)	(13,030)
BRL	1,574	01/04/27	12.503%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(1,985)	(1,985)
BRL	518	01/04/27	13.270%(T)	1 Day BROIS(1)(T)/ 0.051%	—	(2,146)	(2,146)
CLP	976,025	03/15/25	6.520%(S)	1 Day CLOIS(1)(S)/ 11.250%	3,345	9,141	5,796
CLP	182,490	03/15/28	5.370%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	1,047	1,047
CLP	149,656	12/21/32	6.780%(S)	1 Day CLOIS(1)(S)/ 11.250%	(2,329)	(21,002)	(18,673)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	162,000	01/11/33	5.120%(S)	1 Day CLOIS(1)(S)/ 11.250%	$—	$2,714	$2,714
CLP	278,510	03/15/33	5.100%(S)	1 Day CLOIS(1)(S)/ 11.250%	2,000	2,724	724
CNH	3,000	07/28/27	2.438%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	(7,464)	(7,464)
CNH	2,767	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	(3,482)	(3,482)
COP	950,000	12/12/23	5.530%(Q)	1 Day COOIS(2)(Q)/ 11.815%	—	(12,358)	(12,358)
COP	4,620,270	03/15/25	10.655%(Q)	1 Day COOIS(2)(Q)/ 11.815%	—	1,107	1,107
COP	1,885,950	03/15/25	10.769%(Q)	1 Day COOIS(2)(Q)/ 11.815%	—	1,261	1,261
COP	2,970,730	03/15/25	11.030%(Q)	1 Day COOIS(2)(Q)/ 11.815%	—	4,903	4,903
COP	1,382,980	06/15/27	8.230%(Q)	1 Day COOIS(2)(Q)/ 11.815%	(6,003)	(16,613)	(10,610)
COP	2,065,890	09/21/27	9.200%(Q)	1 Day COOIS(1)(Q)/ 11.815%	(154)	8,868	9,022
COP	363,880	11/04/27	11.300%(Q)	1 Day COOIS(1)(Q)/ 11.815%	—	(4,779)	(4,779)
COP	236,760	12/21/27	10.125%(Q)	1 Day COOIS(1)(Q)/ 11.815%	—	(852)	(852)
COP	1,416,700	12/21/27	10.187%(Q)	1 Day COOIS(1)(Q)/ 11.815%	447	(5,824)	(6,271)
COP	1,047,000	12/21/27	10.960%(Q)	1 Day COOIS(1)(Q)/ 11.815%	—	(11,022)	(11,022)
COP	1,081,990	12/21/27	11.966%(Q)	1 Day COOIS(1)(Q)/ 11.815%	—	(20,425)	(20,425)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	752,790	03/15/28	9.660%(Q)	1 Day COOIS(2)(Q)/ 11.815%	$—	$801	$801
COP	211,800	11/09/31	6.650%(Q)	1 Day COOIS(2)(Q)/ 11.815%	—	(7,492)	(7,492)
COP	1,356,820	03/15/33	9.535%(Q)	1 Day COOIS(1)(Q)/ 11.815%	—	(3,089)	(3,089)
CZK	9,124	03/15/28	4.630%(A)	6 Month PRIBOR(1)(S)/ 7.220%	—	1,371	1,371
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)/ 7.220%	—	(57,059)	(57,059)
HUF	157,860	09/03/26	2.660%(A)	6 Month BUBOR(1)(S)/ 15.600%	5,523	108,289	102,766
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)/ 15.600%	—	39,660	39,660
ILS	2,290	01/12/28	3.210%(A)	3 Month TELBOR(2)(Q)/ 3.930%	—	(1,579)	(1,579)
KRW	496,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	(828)	(1,669)	(841)
KRW	600,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/ 3.540%	(5,405)	(9,906)	(4,501)
KRW	2,200,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	92,574	85,560	(7,014)
KRW	600,000	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	—	(3,269)	(3,269)
KRW	300,000	03/15/28	3.100%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	—	(116)	(116)
MXN	14,446	03/11/26	4.845%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.797%	(9,561)	(86,776)	(77,215)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	124	06/09/27	8.543%(M)	28 Day Mexican Interbank Rate(1)(M)/ 10.797%	$71	$13	$(58)
MXN	4,906	12/15/27	8.535%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.797%	—	(29)	(29)
MXN	10,145	03/08/28	8.150%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.797%	(1,007)	(5,851)	(4,844)
MXN	15,540	03/08/28	8.421%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.797%	—	(33)	(33)
MXN	5,950	03/08/28	8.475%(M)	28 Day Mexican Interbank Rate(1)(M)/ 10.797%	(1,342)	(668)	674
MXN	5,346	01/28/30	6.640%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.797%	(29,411)	(27,130)	2,281
MXN	4,450	07/24/31	6.780%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.797%	—	(23,378)	(23,378)
MXN	7,950	12/08/32	9.320%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.797%	12,391	25,411	13,020
PLN	2,450	10/05/23	1.350%(A)	6 Month WIBOR(1)(S)/ 6.990%	—	32,308	32,308
PLN	2,450	10/05/23	1.375%(A)	6 Month WIBOR(1)(S)/ 6.990%	—	32,173	32,173
PLN	2,360	12/15/23	2.400%(A)	6 Month WIBOR(1)(S)/ 6.990%	—	24,712	24,712

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	2,700	07/24/24	1.798%(A)	6 Month WIBOR(2)(S)/ 6.990%	$—	$(36,737)	$(36,737)
PLN	930	02/01/25	4.300%(A)	6 Month WIBOR(1)(S)/ 6.990%	—	6,731	6,731
PLN	2,730	09/08/25	0.637%(A)	6 Month WIBOR(2)(S)/ 6.990%	(1,988)	(94,935)	(92,947)
PLN	3,460	04/07/27	5.405%(A)	6 Month WIBOR(1)(S)/ 6.990%	—	(12,177)	(12,177)
PLN	1,186	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 6.990%	(16,229)	389	16,618
PLN	1,670	08/02/27	5.680%(A)	6 Month WIBOR(2)(S)/ 6.990%	—	(343)	(343)
PLN	4,830	09/21/27	6.632%(A)	6 Month WIBOR(1)(S)/ 6.990%	(15,532)	(47,196)	(31,664)
PLN	1,434	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 6.990%	—	16,720	16,720
PLN	1,970	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/ 6.990%	—	43,679	43,679
PLN	1,185	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/ 6.990%	11,331	15,382	4,051
PLN	1,610	03/15/28	5.258%(A)	6 Month WIBOR(1)(S)/ 6.990%	—	1,658	1,658
PLN	700	06/17/31	1.745%(A)	6 Month WIBOR(1)(S)/ 6.990%	—	36,649	36,649
PLN	271	05/10/32	6.410%(A)	6 Month WIBOR(1)(S)/ 6.990%	—	(6,275)	(6,275)
ZAR	5,789	08/21/25	4.978%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	(8,190)	(18,739)	(10,549)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	2,808	03/16/27	6.960%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	$5,758	$3,140	$(2,618)
ZAR	1,744	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	(3,843)	(421)	3,422
ZAR	19,350	09/21/27	8.280%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	1,025	(30,515)	(31,540)
ZAR	6,460	12/21/27	8.615%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	—	15,013	15,013
ZAR	3,900	12/21/27	8.860%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	(1,108)	(11,357)	(10,249)
ZAR	6,854	03/15/28	7.646%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	—	(1,248)	(1,248)
ZAR	8,868	03/15/28	7.766%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	—	(895)	(895)
ZAR	3,244	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	(41)	(10,032)	(9,991)
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	93	24,935	24,842
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	1,662	24,098	22,436
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	5,064	16,278	11,214
ZAR	2,682	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	(11)	5,826	5,837
					$38,666	$(305,854)	$(344,520)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	$3,014	$(12)	$3,026	GSI
MYR	3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	45	(13)	58	JPM
MYR	770	03/15/28	3.710%(Q)	3 Month KLIBOR(1)(Q)/ 3.680%	(1,382)	—	(1,382)	MSI
MYR	1,900	03/15/28	3.713%(Q)	3 Month KLIBOR(1)(Q)/ 3.680%	(3,468)	—	(3,468)	BOA
					$(1,791)	$(25)	$(1,766)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).